RELATED PARTY ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2021
RELATED PARTY ACCRUED INTEREST PAYABLE
Related Party Accrued Interest Payable

NOTE 13. - RELATED PARTY ACCRUED INTEREST PAYABLE

Accrued Interest Payable - Included in accrued interest payable is accrued interest payable to related parties of approximately $107,000 at December 31, 2021 ($62,000 - 2020). An additional $116,465 of accrued interest to related parties is due to paid after 2022.